SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Defensive Strategy Allocation Fund
Conservative Strategy Fund
Conservative Strategy Allocation Fund
Moderate Strategy Fund
Moderate Strategy Allocation Fund
Aggressive Strategy Fund
Tax-Managed Aggressive Strategy Fund
Core Market Strategy Fund
Core Market Strategy Allocation Fund
Market Growth Strategy Fund
Market Growth Strategy Allocation Fund
(each, a "Fund," and together, the "Funds")

Supplement dated December 31, 2014
to the Class A Shares Prospectus (the "Prospectus") dated July 31, 2014

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect changes in the fees and expenses of the Funds. These changes result from the Funds switching from investing in the existing Class A shares of the underlying SEI mutual funds (Underlying Funds) into a new share class (Class Y) of most of the Underlying Funds. Class A shares of the Underlying Funds charge a shareholder servicing fee, which is used to compensate service providers for shareholder services provided with respect to Class A shares of the Funds. The new Class Y shares of the Underlying Funds do not have a shareholder servicing fee. To enable the Funds to continue to compensate service providers for shareholder services, the Funds are implementing a shareholder servicing plan for Class A shares of the Funds that permit Class A shares to pay a shareholder servicing fee. Essentially, going forward shareholder servicing expenses will be charged primarily at the Fund level rather than the Underlying Fund level. Although this expense is moving from the Underlying Funds to the Funds, each Fund's total annual fund operating expenses (after waivers) should remain approximately the same after this change.

Changes to the Fees and Expenses of the Defensive Strategy Fund

In the Fund Summary for the Defensive Strategy Fund, under the heading "Fees and Expenses" (but excluding the sub-heading titled "Portfolio Turnover"), the text and tables are hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	0.51%
Acquired Fund Fees and Expenses (AFFE)	0.45%
Total Annual Fund Operating Expenses	1.06%†

†  Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Defensive Strategy Fund—Class A Shares	$108	$337	$585	$1,294

There are no other changes to the Fees and Expenses of the Defensive Strategy Fund.

Changes to the Fees and Expenses of the Defensive Strategy Allocation Fund

In the Fund Summary for the Defensive Strategy Allocation Fund, under the heading "Fees and Expenses" (but excluding the sub-heading titled "Portfolio Turnover"), the text and tables are hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	0.51%
Acquired Fund Fees and Expenses (AFFE)	0.73%
Total Annual Fund Operating Expenses	1.34%†

†  Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Defensive Strategy Allocation Fund—Class A Shares	$136	$425	$734	$1,613

There are no other changes to the Fees and Expenses of the Defensive Strategy Allocation Fund.

Changes to the Fees and Expenses of the Conservative Strategy Fund

In the Fund Summary for the Conservative Strategy Fund, under the heading "Fees and Expenses" (but excluding the sub-heading titled "Portfolio Turnover"), the text and tables are hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	0.51%
Acquired Fund Fees and Expenses (AFFE)	0.54%
Total Annual Fund Operating Expenses	1.15%†

†  Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Conservative Strategy Fund—Class A Shares	$117	$365	$633	$1,398

There are no other changes to the Fees and Expenses of the Conservative Strategy Fund.

Changes to the Fees and Expenses of the Conservative Strategy Allocation Fund

In the Fund Summary for the Conservative Strategy Allocation Fund, under the heading "Fees and Expenses" (but excluding the sub-heading titled "Portfolio Turnover"), the text and tables are hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	0.51%
Acquired Fund Fees and Expenses (AFFE)	0.74%
Total Annual Fund Operating Expenses	1.35%†

†  Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Conservative Strategy Allocation Fund—Class A Shares	$137	$428	$739	$1,624

There are no other changes to the Fees and Expenses of the Conservative Strategy Allocation Fund.

Changes to the Fees and Expenses of the Moderate Strategy Fund

In the Fund Summary for the Moderate Strategy Fund, under the heading "Fees and Expenses" (but excluding the sub-heading titled "Portfolio Turnover"), the text and tables are hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	0.51%
Acquired Fund Fees and Expenses (AFFE)	0.66%
Total Annual Fund Operating Expenses	1.27%†

†  Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Moderate Strategy Fund—Class A Shares	$129	$403	$697	$1,534

There are no other changes to the Fees and Expenses of the Moderate Strategy Fund.

Changes to the Fees and Expenses of the Moderate Strategy Allocation Fund

In the Fund Summary for the Moderate Strategy Allocation Fund, under the heading "Fees and Expenses" (but excluding the sub-heading titled "Portfolio Turnover"), the text and tables are hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	0.51%
Acquired Fund Fees and Expenses (AFFE)	0.74%
Total Annual Fund Operating Expenses	1.35%†

†  Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Moderate Strategy Allocation Fund—Class A Shares	$137	$428	$739	$1,624

There are no other changes to the Fees and Expenses of the Moderate Strategy Allocation Fund.

Changes to the Fees and Expenses of the Aggressive Strategy Fund

In the Fund Summary for the Aggressive Strategy Fund, under the heading "Fees and Expenses" (but excluding the sub-heading titled "Portfolio Turnover"), the text and tables are hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	0.51%
Acquired Fund Fees and Expenses (AFFE)	0.88%
Total Annual Fund Operating Expenses	1.49%†

†  Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Aggressive Strategy Fund—Class A Shares	$152	$471	$813	$1,779

There are no other changes to the Fees and Expenses of the Aggressive Strategy Fund.

Changes to the Fees and Expenses of the Tax-Managed Aggressive Strategy Fund

In the Fund Summary for the Tax-Managed Aggressive Strategy Fund, under the heading "Fees and Expenses" (but excluding the sub-heading titled "Portfolio Turnover"), the text and tables are hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	0.51%
Acquired Fund Fees and Expenses (AFFE)	0.77%
Total Annual Fund Operating Expenses	1.38%†

†  Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Tax-Managed Aggressive Strategy Fund—Class A Shares	$140	$437	$755	$1,657

There are no other changes to the Fees and Expenses of the Tax-Managed Aggressive Strategy Fund.

Changes to the Fees and Expenses of the Core Market Strategy Fund

In the Fund Summary for the Core Market Strategy Fund, under the heading "Fees and Expenses" (but excluding the sub-heading titled "Portfolio Turnover"), the text and tables are hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	0.51%
Acquired Fund Fees and Expenses (AFFE)	0.75%
Total Annual Fund Operating Expenses	1.36%†

†  Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Core Market Strategy Fund—Class A Shares	$138	$431	$745	$1,635

There are no other changes to the Fees and Expenses of the Core Market Strategy Fund.

Changes to the Fees and Expenses of the Core Market Strategy Allocation Fund

In the Fund Summary for the Core Market Strategy Allocation Fund, under the heading "Fees and Expenses" (but excluding the sub-heading titled "Portfolio Turnover"), the text and tables are hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	0.51%
Acquired Fund Fees and Expenses (AFFE)	0.77%
Total Annual Fund Operating Expenses	1.38%†

†  Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Core Market Strategy Allocation Fund—Class A Shares	$140	$437	$755	$1,657

There are no other changes to the Fees and Expenses of the Core Market Strategy Allocation Fund.

Changes to the Fees and Expenses of the Market Growth Strategy Fund

In the Fund Summary for the Market Growth Strategy Fund, under the heading "Fees and Expenses" (but excluding the sub-heading titled "Portfolio Turnover"), the text and tables are hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	0.51%
Acquired Fund Fees and Expenses (AFFE)	0.81%
Total Annual Fund Operating Expenses	1.42%†

†  Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Market Growth Strategy Fund—Class A Shares	$145	$449	$776	$1,702

There are no other changes to the Fees and Expenses of the Market Growth Strategy Fund.

Changes to the Fees and Expenses of the Market Growth Strategy Allocation Fund

In the Fund Summary for the Market Growth Strategy Allocation Fund, under the heading "Fees and Expenses" (but excluding the sub-heading titled "Portfolio Turnover"), the text and tables are hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	0.51%
Acquired Fund Fees and Expenses (AFFE)	0.77%
Total Annual Fund Operating Expenses	1.38%†

†  Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Market Growth Strategy Allocation Fund—Class A Shares	$140	$437	$755	$1,657

There are no other changes to the Fees and Expenses of the Market Growth Strategy Allocation Fund.

Changes to the Fee Waiver Disclosure

In the section titled "Information about Voluntary Fee Waivers," the text and table immediately following the first paragraph are hereby deleted and replaced with the following:

Fund Name—Class A Shares	Total Annual Fund Operating Expenses (before fee waivers)	Total Annual Fund Operating Expenses (after fee waivers)	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE)*
Defensive Strategy Fund	1.06%	0.67%	0.22%
Defensive Strategy Allocation Fund	1.34%	1.09%	0.36%
Conservative Strategy Fund	1.15%	0.81%	0.27%
Conservative Strategy Allocation Fund	1.35%	1.10%	0.36%
Moderate Strategy Fund	1.27%	0.98%	0.32%
Moderate Strategy Allocation Fund	1.35%	1.10%	0.36%
Aggressive Strategy Fund	1.49%	1.24%	0.36%
Tax-Managed Aggressive Strategy Fund	1.38%	1.13%	0.36%
Core Market Strategy Fund	1.36%	1.11%	0.36%
Core Market Strategy Allocation Fund	1.38%	1.13%	0.36%
Market Growth Strategy Fund	1.42%	1.17%	0.36%
Market Growth Strategy Allocation Fund	1.38%	1.13%	0.36%

*  AFFE reflect the estimated amount of fees and expenses that were incurred indirectly by a Fund through its investments in the Underlying SEI Funds, other investment companies or ETPs during the most recent fiscal year. Actual AFFE indirectly borne by a Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds, other investment companies or ETPs and with other events that directly affect the operating expenses of the Underlying SEI Funds, other investment companies or ETPs.

There are no other changes to the fee waiver disclosure of the Funds.

Changes to the Distribution of Fund Shares Disclosure

In the section titled "Distribution of Fund Shares," the text is hereby deleted and replaced with the following:

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds.

The Funds have adopted a shareholder services plan (the Service Plan) with respect to Class A Shares that allows such Shares to pay service providers a fee in connection with the ongoing servicing of shareholder accounts owning such Shares at an annual rate of up to 0.25% of average daily net assets of the Class A Shares. An Underlying SEI Fund may also charge a shareholder servicing fee pursuant to a shareholder services plan, and such fee may also be used to compensate service providers for shareholder services with respect to Class A Shares of the Funds. Each Fund will waive its shareholder servicing fee to the extent that the Fund's shareholder servicing fee, when aggregated with any shareholder servicing fee charged by an Underlying SEI Fund, exceeds applicable regulatory limits.

The Funds' Service Plan provides that shareholder service fees on Class A Shares will be paid to SIDCo., which may then be used by SIDCO. to compensate financial intermediaries for providing shareholder services with respect to Class A Shares.

The Funds are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Funds' SAI. You also can ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

There are no other changes to the distribution and shareholder servicing disclosure of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-923 (12/14)

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund
(each, a "Fund," and together, the "Funds")

Supplement dated December 31, 2014
to the Class I Shares Prospectus (the "Prospectus") dated July 31, 2014

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect changes in the fees and expenses of the Funds. These changes result from the Funds switching from investing in the existing Class A shares of the underlying SEI mutual funds (Underlying Funds) into a new share class (Class Y) of most of the Underlying Funds. Class A shares of the Underlying Funds charge a shareholder servicing fee, which is used to compensate service providers for shareholder services provided with respect to Class I shares of the Funds. The new Class Y shares of the Underlying Funds do not have a shareholder servicing fee. To enable the Funds to continue to compensate service providers for shareholder services, the Funds are implementing a shareholder servicing plan for Class I shares of the Funds that permit Class I shares to pay a shareholder servicing fee. Essentially, going forward shareholder servicing expenses will be charged primarily at the Fund level rather than the Underlying Fund level. Although this expense is moving from the Underlying Funds to the Funds, each Fund's total annual fund operating expenses (after waivers) should remain approximately the same after this change.

Changes to the Fees and Expenses of the Defensive Strategy Fund

In the Fund Summary for the Defensive Strategy Fund, under the heading "Fees and Expenses" (but excluding the sub-heading titled "Portfolio Turnover"), the text and tables are hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I Shares
Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	0.76%
Acquired Fund Fees and Expenses (AFFE)	0.45%
Total Annual Fund Operating Expenses	1.31%†

†  Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Defensive Strategy Fund—Class I Shares	$133	$415	$718	$1,579

There are no other changes to the Fees and Expenses of the Defensive Strategy Fund.

Changes to the Fees and Expenses of the Conservative Strategy Fund

In the Fund Summary for the Conservative Strategy Fund, under the heading "Fees and Expenses" (but excluding the sub-heading titled "Portfolio Turnover"), the text and tables are hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I Shares
Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	0.76%
Acquired Fund Fees and Expenses (AFFE)	0.54%
Total Annual Fund Operating Expenses	1.40%†

†  Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Conservative Strategy Fund—Class I Shares	$143	$443	$766	$1,680

There are no other changes to the Fees and Expenses of the Conservative Strategy Fund.

Changes to the Fees and Expenses of the Moderate Strategy Fund

In the Fund Summary for the Moderate Strategy Fund, under the heading "Fees and Expenses" (but excluding the sub-heading titled "Portfolio Turnover"), the text and tables are hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I Shares
Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	0.76%
Acquired Fund Fees and Expenses (AFFE)	0.66%
Total Annual Fund Operating Expenses	1.52%†

†  Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Moderate Strategy Fund—Class I Shares	$155	$480	$829	$1,813

There are no other changes to the Fees and Expenses of the Moderate Strategy Fund.

Changes to the Fees and Expenses of the Aggressive Strategy Fund

In the Fund Summary for the Aggressive Strategy Fund, under the heading "Fees and Expenses" (but excluding the sub-heading titled "Portfolio Turnover"), the text and tables are hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I Shares
Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	0.76%
Acquired Fund Fees and Expenses (AFFE)	0.88%
Total Annual Fund Operating Expenses	1.74%†

†  Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Aggressive Strategy Fund—Class I Shares	$177	$548	$944	$2,052

There are no other changes to the Fees and Expenses of the Aggressive Strategy Fund.

Changes to the Fees and Expenses of the Core Market Strategy Fund

In the Fund Summary for the Core Market Strategy Fund, under the heading "Fees and Expenses" (but excluding the sub-heading titled "Portfolio Turnover"), the text and tables are hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I Shares
Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	0.76%
Acquired Fund Fees and Expenses (AFFE)	0.75%
Total Annual Fund Operating Expenses	1.61%†

†  Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Core Market Strategy Fund—Class I Shares	$164	$508	$876	$1,911

There are no other changes to the Fees and Expenses of the Core Market Strategy Fund.

Changes to the Fees and Expenses of the Market Growth Strategy Fund

In the Fund Summary for the Market Growth Strategy Fund, under the heading "Fees and Expenses" (but excluding the sub-heading titled "Portfolio Turnover"), the text and tables are hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I Shares
Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	0.76%
Acquired Fund Fees and Expenses (AFFE)	0.81%
Total Annual Fund Operating Expenses	1.67%†

†  Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Market Growth Strategy Fund—Class I Shares	$170	$526	$907	$1,976

There are no other changes to the Fees and Expenses of the Market Growth Strategy Fund.

Changes to the Fee Waiver Disclosure

In the section titled "Information about Voluntary Fee Waivers," the text and table immediately following the first paragraph are hereby deleted and replaced with the following:

Fund Name—Class I Shares	Total Annual Fund Operating Expenses (before fee waivers)	Total Annual Fund Operating Expenses (after fee waivers)	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE)*
Defensive Strategy Fund	1.31%	0.92%	0.47%
Conservative Strategy Fund	1.40%	1.06%	0.52%
Moderate Strategy Fund	1.52%	1.23%	0.57%
Aggressive Strategy Fund	1.74%	1.49%	0.61%
Core Market Strategy Fund	1.61%	1.36%	0.61%
Market Growth Strategy Fund	1.67%	1.42%	0.61%

*  AFFE reflect the estimated amount of fees and expenses that were incurred indirectly by a Fund through its investments in the Underlying SEI Funds, other investment companies or ETPs during the most recent fiscal year. Actual AFFE indirectly borne by a Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds, other investment companies or ETPs and with other events that directly affect the operating expenses of the Underlying SEI Funds, other investment companies or ETPs.

There are no other changes to the fee waiver disclosure of the Funds.

Changes to the Distribution of Fund Shares and Administrative Services Disclosure

In the section titled "Distribution of Fund Shares and Administrative Services," the text is hereby deleted and replaced with the following:

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds.

The Funds have adopted a shareholder services plan (the Service Plan) with respect to Class I Shares that allows such Shares to pay service providers a fee in connection with the ongoing servicing of shareholder accounts owning such Shares at an annual rate of up to 0.25% of average daily net assets of the Class I Shares. An Underlying SEI Fund may also charge a shareholder servicing fee pursuant to a shareholder services plan, and such fee may also be used to compensate service providers for shareholder services with respect to Class I Shares of the Funds. Each Fund will waive its shareholder servicing fee to the extent that the Fund's shareholder servicing fee, when aggregated with any shareholder servicing fee charged by an Underlying SEI Fund, exceeds applicable regulatory limits.

The Funds have also adopted an administrative services plan and agreement (the Administrative Service Plan) with respect to Class I Shares that allows such Shares to pay service providers a fee in connection with ongoing administrative services for shareholder accounts owning such Shares at an annual rate of up to 0.25% of average daily net assets of the Class I Shares.

The Service Plan and Administrative Service Plan provide that shareholder service fees and administrative service fees, respectively, on Class I Shares will be paid to SIDCo., which may then be used by SIDCo. to compensate financial intermediaries for providing shareholder services and administrative services, as applicable, with respect to Class I Shares.

The Funds are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Funds' SAI. You also can ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

There are no other changes to the distribution of fund shares and administrative servicing disclosure of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-924 (12/14)

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Defensive Strategy Allocation Fund
Conservative Strategy Fund
Conservative Strategy Allocation Fund
Moderate Strategy Fund
Moderate Strategy Allocation Fund
Aggressive Strategy Fund
Tax-Managed Aggressive Strategy Fund
Core Market Strategy Fund
Core Market Strategy Allocation Fund
Market Growth Strategy Fund
Market Growth Strategy Allocation Fund
(each, a "Fund," and together, the "Funds")

Supplement dated December 31, 2014
to the Statement of Additional Information (the "SAI") dated July 31, 2014

The SAI is hereby amended and supplemented to reflect changes in the fees and expenses of the Funds. These changes result from the Funds switching from investing in the existing Class A shares of the underlying SEI mutual funds (Underlying Funds) into a new share class (Class Y) of most of the Underlying Funds. Class A shares of the Underlying Funds charge a shareholder servicing fee, which is used to compensate service providers for shareholder services provided with respect to Class A shares of the Funds. The new Class Y shares of the Underlying Funds do not have a shareholder servicing fee. To enable the Funds to continue to compensate service providers for shareholder services, the Funds are implementing a shareholder servicing plan for Class A and I shares of the Funds that will permit Class A and I shares to pay a shareholder servicing fee.

In the sub-section titled "Distribution Agreement with the Trust" in the section titled "Distribution, Shareholder Servicing and Administrative Servicing," the paragraph following the table disclosing amounts paid by the Distributor to third-parties for distribution related services is hereby deleted and replaced with the following:

In addition, pursuant to a Shareholder Service Plan and Agreement (the "Service Plan"), Class A, D and I Shares are authorized to pay service providers a fee in connection with the ongoing servicing of shareholder accounts owning such Shares at the annual rate of up to 0.25% of the value of the average daily net assets attributable to the Shares of the Fund, which is calculated and payable monthly. The service fees payable under the Service Plan are intended to compensate service providers for the provision of shareholder services and may be used to provide compensation to financial intermediaries for ongoing service and/or maintenance of shareholder accounts with respect to Shares of the applicable Funds. Shareholder services under the Service Plan may include: (i) maintaining accounts; (ii) providing information periodically to shareholders showing their positions in Shares; (iii) arranging for bank wires; (iv) responding to shareholder inquiries relating to the services performed by the Distributor or any service provider; (v) responding to inquiries from shareholders concerning their investments in Shares; (vi) forwarding shareholder communications from the Funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; (vii) processing purchase, exchange and redemption requests from shareholders and placing such orders with the Funds or their service providers; (viii) assisting shareholders in changing dividend options, account designations, and addresses; (ix) providing subaccounting with respect to Shares beneficially owned by shareholders; (x) processing dividend payments from the Funds on behalf of shareholders; and (xi) providing such other similar services as the Funds may reasonably request to the extent that the Distributor and/or the service provider is permitted to do so under applicable laws or regulations.

In addition, the last paragraph in the sub-section titled "Distribution Agreement with the Trust" in the section titled "Distribution, Shareholder Servicing and Administrative Servicing" is hereby deleted and replaced with the following:

With respect to Class A, D and I Shares, each Fund will waive its shareholder servicing fee to the extent that the Fund's shareholder servicing fee, when aggregated with any shareholder servicing fee charged by an Underlying SEI Fund, exceeds applicable regulatory limits.

There are no other changes to the distribution, shareholder servicing and administrative disclosure of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-925 (12/14)